Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES

Note 5 — INVENTORIES

The inventories consist of the following:

	December 31, 2018	December 31, 2017
Raw materials	$46,009	$-
Finished goods	251,869	1,309,830
Installation projects in process	67,602	272,671
	$365,480	$1,582,501

There were no inventory reserves as of December 31, 2018 and 2017.